Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,185	$ 670
Receivables, net	593	542
Assets held for sale		13
Inventories, net	755	740
Deferred tax assets	8	11
Other current assets	99	116
Total current assets	2,640	2,092
Non-current assets:
Investments in equity-accounted investees	71	52
Other non-current assets	365	144
Property, plant and equipment, net	1,123	1,048
Identified intangible assets, net	573	755
Goodwill	2,121	2,358
Total non-current assets	4,253	4,357
Total assets	6,893	6,449
Current liabilities:
Accounts payable	729	544
Liabilities held for sale		1
Restructuring liabilities - current	37	103
Payroll and related benefits	295	260
Accrued liabilities	239	245
Short-term debt	20	40
Total current liabilities	1,320	1,193
Non-current liabilities:
Long-term debt	3,979	3,281
Pension and postretirement benefits	284	247
Restructuring liabilities	3	14
Other non-current liabilities	506	168
Total non-current liabilities	4,772	3,710
Equity:
Non-controlling interests	263	245
Stockholders' equity:
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2013: 430,503,000 shares) Issued and fully paid: 251,751,500 shares (2013: 251,751,500 shares)	51	51
Capital in excess of par value	6,300	6,175
Treasury shares, at cost: 19,171,454 shares (2013: 4,170,833 shares)	(1,219)	(167)
Accumulated deficit	(4,804)	(5,105)
Accumulated other comprehensive income (loss)	210	347
Total Stockholders' equity	538	1,301
Total equity	801	1,546
Total liabilities and equity	$ 6,893	$ 6,449